Property, Plant and Equipment	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment
Property, Plant and Equipment

5.          Property, Plant and Equipment

Property, plant and equipment consist of the following:

	December 31,	December 31,
	2020	2021
	HK$	HK$

Property, plant and equipment:
Motor vehicles	1,814	1,814

Accumulated depreciation	(1,754)	(1,814)
Property, plant and equipment, net	60	—

Depreciation of property, plant and equipment from operating activities were HK$363, HK$363 and HK$60 during the years ended December 31, 2019, 2020 and 2021, respectively.